Debt (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt [Abstract]
Debt

7. Debt

Total debt for the Company is comprised of the following:
	September 30, 2022	December 31, 2021
Credit Agreement
Current	$5,040	$3,840
Non-current	192,900	136,320
	197,940	140,160
Less: unamortized debt issuance costs	(3,237)	(3,041)
	$194,703	$137,119

On June 10, 2020, Grindr Gap LLC and Grindr Capital LLC, wholly owned subsidiaries of the Company, entered into a credit agreement (the “Credit Agreement”) which permitted the Company to borrow up to $192,000.
Borrowings under the agreement are collateralized by the capital stock and assets of certain wholly owned subsidiaries of the Company. The Company’s obligation under the Credit Agreement is guaranteed by certain of the Company’s wholly owned subsidiaries.
Borrowings under the Credit Agreement are payable in full on June 10, 2025 with mandatory principal repayments beginning in the first quarter of 2021. Mandatory repayments are equal to 0.50% of the original principal amount of the Credit Agreement. The Company is also required to make mandatory prepayments of the Credit Agreement, commencing with the fiscal year ending December 31, 2020, equal to a defined percentage rate (determined based on the Company’s leverage ratio) of excess cash flows. No such prepayment was required for the three and nine months ended September 30, 2022 and 2021.
Borrowings under the Credit Agreement are Index Rate Loans or LIBOR Rate Loans, at the Company’s discretion. Index Rate Loans bear interest at Index Rate plus applicable margin based on the consolidated total leverage ratio, or 7%. LIBOR Rate Loans bear interest at LIBOR Rate plus an applicable margin based on the consolidated total leverage ratio, or 8%. The interest rates in effect as of September 30, 2022 and December 31, 2021 were 10.3% and 9.5%, respectively, based on the LIBOR Rate.
The Credit Agreement also required the Company to make a lump-sum principal repayment in the amount equal to $48,000 plus related accrued interest on or before February 28, 2021. This repayment date was amended to

November 30, 2021 based on the first amendment to the Credit Agreement entered into on February 25, 2021. In addition to the mandatory repayment, the Company was required to pay a premium of 10% of the principal repayment, or $4,800, together with the mandatory lump-sum principal repayment.
The premium was accrued over the term of the Credit Agreement through the initial repayment date in February 2021. For the nine months ended September 30, 2021, $1,118 of the premium was accrued and recognized as interest expense in “Interest expense, net” in the condensed consolidated statements of operations and comprehensive (loss) income. The Company paid the mandatory lump-sum principal and premium in November 2021.
On June 13, 2022, a second amendment to the Credit Agreement was entered into which allowed the Company to borrow an additional $60,000, which the Company drew in conjunction with the closing of the amendment. The second amendment to the Credit Agreement was accounted for as a debt modification. The Company capitalized and paid debt issuance costs totaling $955 in conjunction with the second amendment. The borrowing under the second amendment has the same terms as the Credit Agreement and is payable in full on June 10, 2025.
The obligations under the Credit Agreement are subject to automatic acceleration upon a voluntary or involuntary bankruptcy event of default and are subject to acceleration at the election of the lenders upon the continuance of any other event of default, including a material adverse change in the business, operations or conditions of the Company, or SVA’s default on the deferred payment resulting from the Company’s acquisition of Grindr, Inc. from Kunlun Holdings Limited (“Kunlun”) (the “Deferred Payment”). A default interest rate of an additional 2% per annum will apply on all outstanding obligations during the occurrence and continuance of an event of default. If an event of default occurs on or prior to June 10, 2022, an additional premium will be charged equal to all unpaid interest that would have accrued until the date that is 24 months after the inception of the Credit Agreement. The Credit Agreement includes restrictive non-financial and financial covenants, including the requirement to maintain a total leverage ratio no greater than 4.75:1.00 prior to and through March 31, 2022, and no greater than 3.25:1.00 thereafter. As of September 30, 2022 and December 31, 2021, the Company was in compliance with the financial debt covenants.
The fair values of the Company’s Credit Agreement balances were measured by the discounted cash flow method or comparing their prepayment values and observable market data consisting of interest rates based on similar credit ratings, which the Company classifies as a Level 2 input within the fair value hierarchy. The estimated fair value of the Credit Agreement balances as of September 30, 2022 and December 31, 2021, was $189,746 and $142,963, respectively.

11. Debt
Total debt for the Successor is comprised of the following:

	Successor
	December 31,
	2021	2020
Credit Agreement
Current	$3,840	$55,522
Non-current	136,320	140,160
	140,160	195,682
Less: unamortized debt issuance costs	(3,041)	(3,261)
	137,119	192,421
Paycheck Protection Program Loan
Current	—	744
Non-current	—	768
	—	1,512
Total debt	$137,119	$193,933
Credit Agreement
On June 10, 2020, Grindr Gap LLC and Grindr Capital LLC, wholly owned subsidiaries of the Successor, entered into a credit agreement (the “Credit Agreement”) which permitted the Successor to borrow up to $192,000. The Successor used such proceeds to pay part of the total purchase consideration for the Acquisition. For the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, the Successor incurred and paid debt issuance costs of $960 and $3,825, respectively, in conjunction with the Credit Agreement. Debt issuance costs paid are reflected on the balance sheet as a direct deduction from the carrying value of the debt. The amortization of such debt issuance costs is included in “Interest income (expense), net” on the consolidated statements of operations and comprehensive income (loss) in the Successor period.
Borrowings under the agreement are collateralized by the capital stock and assets of certain wholly owned subsidiaries of the Successor. The Successor’s obligation under the Credit Agreement is guaranteed by certain of the Successor’s wholly owned subsidiaries.
Borrowings under the Credit Agreement are payable in full on June 10, 2025 with mandatory principal repayments beginning in the first quarter of 2021. Mandatory repayments are equal to 0.50% of the original principal amount of the Credit Agreement. The Successor is also required to make mandatory prepayments of the Credit Agreement, commencing with the fiscal year ending December 31, 2020, equal to a defined percentage rate (determined based on the Company’s leverage ratio) of excess cash flows. For the period from June 11, 2020 through December 31, 2020, the Successor made mandatory prepayments of $740. No such prepayment was required for the year ended December 31, 2021.
Borrowings under the Credit Agreement are Index Rate Loans or LIBOR Rate Loans, at the Successor’s discretion. Index Rate Loans bear interest at Index Rate plus applicable margin based on the consolidated total leverage ratio, or 7%. LIBOR Rate Loans bear interest at LIBOR Rate plus an applicable margin based on the consolidated total leverage ratio, or 8%. The interest rates in effect as of December 31, 2021 and December 31, 2020 were 9.5% and 9.5%, respectively, based on the LIBOR Rate.
The Credit Agreement also required the Successor to make a lump-sum principal repayment in the amount equal to $48,000 plus related accrued interest on or before February 28, 2021. This repayment date was amended to November 30, 2021 based on an amendment to the Credit Agreement entered into on February 25, 2021. In addition to the mandatory repayment, the Successor was required to pay a premium of 10% of the principal repayment, or $4,800, together with the mandatory lump-sum principal repayment.
The premium was accrued over the term of the Credit Agreement through the initial repayment date in February 2021. For the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, $1,118 and $3,682, respectively, of the premium was accrued and recognized as interest expense in “Interest income (expense), net” in the consolidated statements of operations and comprehensive income (loss) in the Successor period. The Company paid the mandatory lump-sum principal and premium in November 2021. As of December 31, 2021 and December 31, 2020, $0 and $3,682, respectively, of the premium is recognized in “Current maturities of long-term debt, net” in the consolidated balance sheets.
The obligations under the Credit Agreement are subject to automatic acceleration upon a voluntary or involuntary bankruptcy event of default and are subject to acceleration at the election of the lenders upon the continuance of any other event of default, including a material adverse change in the business, operations or conditions of the Company, or SVA’s default on the deferred payments as described in Note 3. A default interest rate of an additional 2% per annum will apply on all outstanding obligations during the occurrence and continuance of an event of default. If an event of default occurs on or prior to June 10, 2022, an additional premium will be charged equal to all unpaid interest that would have accrued until the date that is 24 months after the inception of the Credit Agreement. The Credit Agreement includes restrictive non-financial and financial covenants, including the requirement to maintain a total leverage ratio no greater than 4.75:1.00 prior to and through March 31, 2022, and no greater than 3.25:1.00 thereafter. As of December 31, 2021 and December 31, 2020, and at all times during the periods then ended, the Successor was in compliance with the financial debt covenants.
The fair values of the Successor’s Credit Agreement balances were measured by comparing their prepayment values and observable market data consisting of interest rates based on similar credit ratings, which the Company classifies as a Level 2 input within the fair value hierarchy. The estimated fair value of the Credit Agreement balances as of December 31, 2021 and December 31, 2020 is $142,963 and $200,640, respectively.
Future maturities of the Credit Agreement as of December 31, 2021, were as follows:
2022	$3,840
2023	3,840
2024	3,840
2025	128,640
Thereafter	—
$140,160
Paycheck Protection Program Loan
On April 24, 2020, the Predecessor entered into a promissory note and received a loan in the amount of $1,512 (the “PPP Loan”) under the Small Business Administration (“SBA”) Paycheck Protection Program enabled by the Coronavirus Aid, Relief and Economic Security Act of 2020 (the “CARES Act”). The Company used the proceeds to support payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act.
The advance under the PPP Loan bears interest at a rate per annum of 1.0%. The term of the PPP Loan is two years, ending April 23, 2022. The Company did not provide any collateral or personal guarantees for the PPP Loan, nor did the Company pay any facility charge to the government or to the bank.
The Successor applied for forgiveness of the full amount under the terms of the CARES Act in June 2021 and subsequently was granted forgiveness for the full amount in October 2021. The amount of forgiveness of $1,512 of principal and $23 of accrued interest was recorded in “Other income (expense), net” in the consolidated statements of operations and comprehensive income (loss) in the year ended December 31, 2021.